UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 6444

Smith Barney Investment Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: February 28, 2005

ITEM 1.    SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT TRUST –

SMITH BARNEY MID CAP CORE FUND

FORM N-Q

FEBRUARY 28, 2005

SMITH BARNEY MID CAP CORE FUND

Schedule of Investments (unaudited)	February 28, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 98.0%

CONSUMER DISCRETIONARY - 15.4%

Hotels, Restaurants & Leisure - 2.9%
218,397	Aztar Corp. (a)	$6,488,575
225,831	Boyd Gaming Corp.	11,067,977
208,321	CBRL Group, Inc.	8,918,222
140,949	IHOP Corp.	6,635,879

		33,110,653

Household Durables - 2.0%
254,147	D.R. Horton, Inc.	11,121,473
173,423	The Ryland Group, Inc.	12,061,570

		23,183,043

Leisure Equipment & Products - 1.8%
1,136,082	Marvel Enterprises, Inc. (a)	20,017,765

Media - 4.9%
230,205	DreamWorks Animation SKG, Inc., Class A Shares (a)	8,363,348
325,743	The E.W. Scripps Co., Class A Shares	15,036,297
651,509	Harte-Hanks, Inc.	17,460,441
447,342	Sirius Satellite Radio, Inc. (a)	2,491,695
9,168	Washington Post Co., Class B Shares	8,232,864
108,148	XM Satellite Radio Holdings Inc., Class A Shares (a)	3,564,558

		55,149,203

Specialty Retail - 3.8%
227,000	Bed Bath & Beyond Inc. (a)	8,517,040
697,595	PETsMART, Inc.	21,276,647
87,028	Urban Outfitters, Inc. (a)	3,619,494
292,849	Williams-Sonoma, Inc. (a)	10,158,932

		43,572,113

	TOTAL CONSUMER DISCRETIONARY	175,032,777

CONSUMER STAPLES - 2.7%

Food Products - 1.7%
601,435	Hormel Foods Corp.	18,734,700

Personal Products - 1.0%
227,876	Alberto-Culver Co.	11,911,078

	TOTAL CONSUMER STAPLES	30,645,778

ENERGY - 10.2%

Energy Equipment & Services - 5.5%
307,761	GlobalSantaFe Corp.	11,541,037
283,951	Nabors Industries, Ltd. (a)	16,298,787
221,630	Smith International, Inc. (a)	14,241,944
340,067	Weatherford International Ltd. (a)	20,271,394

		62,353,162

See Notes to Schedule of Investments.

SMITH BARNEY MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

SHARES	SECURITY	VALUE
Oil & Gas - 4.7%
256,955	Murphy Oil Corp.	$25,705,778
234,259	Newfield Exploration Co. (a)	17,393,731
215,046	Nexen Inc.	10,855,522

		53,955,031

	TOTAL ENERGY	116,308,193

FINANCIALS - 15.7%

Banks - 4.3%
351,771	Brookline Bancorp, Inc.	5,339,884
177,526	Comerica Inc.	10,133,184
577,389	North Fork Bancorp., Inc.	16,634,577
254,383	Zions Bancorp.	16,814,716

		48,922,361

Diversified Financials - 5.6%
120,325	The Bear Stearns Cos. Inc.	11,972,337
332,640	Legg Mason, Inc.	26,824,090
467,989	National Financial Partners Corp.	18,485,565
64,800	Nelnet, Inc., Class A Shares (a)	2,209,032
75,857	SLM Corp.	3,701,822

		63,192,846

Insurance - 5.8%
175,658	Ambac Financial Group, Inc.	13,662,679
69,826	Everest Re Group, Ltd.	6,065,785
201,996	Fidelity National Financial, Inc.	8,936,303
175,237	IPC Holdings, Ltd.	7,342,430
194,823	PartnerRe Ltd.	12,205,661
439,448	Willis Group Holdings Ltd.	17,380,168

		65,593,026

	TOTAL FINANCIALS	177,708,233

HEALTHCARE - 14.7%

Biotechnology - 2.5%
514,340	Gilead Sciences, Inc. (a)	17,770,447
190,669	OSI Pharmaceuticals, Inc. (a)	10,416,247

		28,186,694

Healthcare Equipment & Supplies - 7.0%
479,580	Cytyc Corp. (a)	10,934,424
374,661	DENTSPLY International Inc.	20,595,115
137,103	Fisher Scientific International Inc. (a)	8,315,297
216,155	Kyphon Inc. (a)	5,313,090
633,315	Thermo Electron Corp. (a)	17,390,830
485,617	Varian Medical Systems, Inc. (a)	17,448,219

		79,996,975

See Notes to Schedule of Investments.

SMITH BARNEY MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

SHARES	SECURITY	VALUE
Healthcare Providers & Services - 3.2%
274,182	DaVita, Inc. (a)	$11,581,448
130,330	PacifiCare Health Systems, Inc. (a)	8,273,348
270,501	Sierra Health Services, Inc. (a)	16,652,042

		36,506,838

Pharmaceuticals - 2.0%
488,246	Medicis Pharmaceutical Corp., Class A Shares	16,864,017
410,176	NPS Pharmaceuticals, Inc. (a)	5,881,924

		22,745,941

	TOTAL HEALTHCARE	167,436,448

INDUSTRIALS - 16.1%

Aerospace & Defense - 2.2%
282,427	Alliant Techsystems Inc. (a)	19,552,421
80,259	L-3 Communications Holdings, Inc.	5,786,674

		25,339,095

Building Products - 1.6%
392,642	American Standard Cos. Inc.	17,983,004

Commercial Services & Supplies - 2.6%
356,809	Korn/Ferry International (a)	6,843,597
221,087	Laureate Education, Inc. (a)	9,592,965
307,573	Manpower Inc.	13,440,940

		29,877,502

Electrical Equipment - 2.8%
217,052	Rockwell Automation, Inc.	13,489,782
286,882	Roper Industries, Inc.	18,532,577

		32,022,359

Machinery - 2.4%
223,989	Eaton Corp.	15,623,233
146,008	Navistar International Corp. (a)	5,761,476
221,841	Pall Corp.	6,005,236

		27,389,945

Road & Rail - 3.5%
421,573	C.H. Robinson Worldwide, Inc.	23,102,200
301,649	Heartland Express, Inc.	6,216,986
174,576	Yellow Roadway Corp. (a)	10,081,764

		39,400,950

Trading Companies & Distributors - 1.0%
181,995	Fastenal Co.	10,639,428

	TOTAL INDUSTRIALS	182,652,283

INFORMATION TECHNOLOGY - 18.8%

Communications Equipment - 1.1%
76,575	Harris Corp.	5,107,552
324,280	Juniper Networks, Inc. (a)	6,984,991

		12,092,543

See Notes to Schedule of Investments.

SMITH BARNEY MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

SHARES	SECURITY	VALUE
Computers & Peripherals - 1.0%
381,433	NVIDIA Corp. (a)	$11,057,743

Electronic Equipment & Instruments - 1.9%
395,434	Diebold, Inc.	21,104,313

Internet Software & Services - 1.0%
221,606	Ask Jeeves, Inc. (a)	5,065,913
184,232	Niku Corp. (a)	3,889,138
93,069	SINA Corp. (a)	2,655,258

		11,610,309

IT Consulting & Services - 3.5%
855,429	Acxiom Corp.	19,247,152
193,303	CDW Corp.	11,109,123
211,265	DST Systems, Inc. (a)	10,032,975

		40,389,250

Office Electronics - 0.8%
191,494	Zebra Technologies Corp., Class A Shares (a)	9,549,806

Semiconductor Equipment & Products - 2.8%
471,074	Integrated Device Technology, Inc. (a)	5,893,136
439,930	Linear Technology Corp.	17,183,666
165,160	National Semiconductor Corp.	3,294,942
155,839	Silicon Laboratories Inc. (a)	5,469,949

		31,841,693

Software - 6.7%
411,072	Activision, Inc. (a)	8,986,034
445,242	Amdocs Ltd. (a)	13,067,853
419,482	Mercury Interactive Corp. (a)	19,245,834
234,821	Ninetowns Digital World Trade Holdings Ltd., ADR (a)	2,035,898
1,354,674	Quest Software, Inc. (a)	18,382,926
605,612	VERITAS Software Corp. (a)	14,667,923

		76,386,468

	TOTAL INFORMATION TECHNOLOGY	214,032,125

MATERIALS - 3.3%

Chemicals - 1.6%
285,910	Air Products and Chemicals, Inc.	17,903,684

Metals & Mining - 1.7%
67,100	Arch Coal, Inc.	2,991,989
304,816	Compass Minerals International, Inc.	7,620,400
522,477	Glamis Gold Ltd. (a)	9,091,100

		19,703,489

	TOTAL MATERIALS	37,607,173

See Notes to Schedule of Investments.

SMITH BARNEY MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

SHARES	SECURITY	VALUE
UTILITIES - 1.1%

Water Utilities - 1.1%
508,188	Aqua America, Inc.	$12,491,261

	TOTAL INVESTMENTS - 98.0% (Cost - $878,880,629*)	1,113,914,271
	Other Assets in Excess of Liabilities - 2.0%	22,524,261

	TOTAL NET ASSETS - 100.0%	$1,136,438,532

(a)	Non-income producing security.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1- Organization and Significant Accounting Policies

Smith Barney Mid Cap Core Fund (“Fund”), a separate diversified investment fund of the Smith Barney Investment Trust (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing prices on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between the closing bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$249,901,007
Gross unrealized depreciation	(14,867,365)

Net unrealized appreciation	$235,033,642

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 27, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	April 27, 2005